Commitments and Contingencies - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid within operating cash flows	$ 459
Right-of-use assets recognized in exchange for new lease obligations	$ 0